Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of Current and Deferred Portions of Income Tax Expense

Continuing operations	Years ended December 31,
(In thousands)	2017	2018	2019
Current income tax (benefits)/expenses	(38)	(471)	315
Deferred income tax (benefits)/expenses	(2,214)	382	4,361
Income tax (benefits)/expenses	(2,252)	(89)	4,676

Summary of Aggregate Amount and Per Share Effect of Tax Holiday

	Years ended December 31,
	2017	2018	2019
Aggregate dollar effect (In thousands)	(4,102)	(3,776)	(3,856)
Per share effect—basic	(0.01)	(0.01)	(0.01)
Per share effect—diluted	(0.01)	(0.01)	(0.01)

Reconciliation of Total Tax Expense (Benefit)

Continuing operations	Years ended December 31,
(In thousands)	2017	2018	2019
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(11,617)	(10,384)	(11,886)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	1,341	485	788
Non-deductible expenses	32	245	228
Effect of Super Deduction	(546)	(881)	(1,920)
Effect of tax holidays and tax concessions	4,102	3,776	3,856
Change in valuation allowance of deferred tax assets	6,748	6,720	13,180
Effect on deferred tax assets due to change in tax rates	—	(167)	—
Outside basis difference arising from VIE and its subsidiaries in the PRC	(652)	—	—
Expiration of tax loss	—	562	400
Others	(1,660)	(445)	30
Income tax (benefits)/expenses	(2,252)	(89)	4,676

Summary of Changes in Deferred Tax Asset and Liability Balances

(In thousands)	December 31, 2018	December 31, 2019
Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	20,479	27,712
Impairment of long-term equity investment	1,760	4,061
Allowance for advance to suppliers	351	346
Impairment of property and equipment	32	14
Impairment of other receivables	2,126	1,553
Impairment of accounts receivable	1,094	1,140
Impairment of inventories	29	549
Valuation allowance	(20,181)	(34,257)
Deferred tax assets, non-current portion, net (note b)	5,690	1,118

Deferred tax liabilities, non-current portion:
Deferred credit arising from asset acquisition	(1,366)	(1,179)

Schedule of Deferred Tax Assets and Liabilities Balances

Deferred tax assets

(In thousands)	2018	2019
Within one year	2,092	133
After one year	3,598	985
	5,690	1,118

Deferred tax liabilities

(In thousands)	2018	2019
Within one year	(167)	(165)
After one year	(1,199)	(1,014)
	(1,366)	(1,179)

Schedule of Movement of Valuation Allowance

	Years ended December 31,
(In thousands)	2017	2018	2019
Beginning balance	(9,851)	(16,599)	(20,181)
Additions	(6,748)	(3,582)	(14,076)
Ending balance	(16,599)	(20,181)	(34,257)